Significant Accounting Policies (Summary Of Anti-Dilutive Shares) (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	51,299	23,878	44,406	17,267
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	12,248	1,082	11,410	1,228
Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	14,850	11,700	12,150	13,279
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	394			14
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	23,807	11,096	20,846	2,746